INVESTMENT IN GOLD (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Investments current	$ 1,000
Gain on disposals of investment properties	$ 158			$ 22,164